UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2021

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Emerging Markets Value Fund

International Value Fund

SEMI-ANNUAL REPORT	JUNE 30, 2021

Investment Adviser:

ARGA Investment Manager

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

TABLE OF CONTENTS

Schedules of Investments	1

Statements of Assets and Liabilities	9

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-392-2626; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.7%
	Shares	Value
CHINA — 6.8%
Gree Electric Appliances of Zhuhai, Cl A	3,400	$27,415
Ningbo Huaxiang Electronic, Cl A	7,200	21,729
Shanghai Mechanical and Electrical Industry, Cl A	7,300	18,359

		67,503

CZECH REPUBLIC — 1.9%
Komercni banka as *	523	18,409

HONG KONG — 24.7%
Beijing Enterprises Holdings	3,000	10,645
China Merchants Port Holdings	12,000	17,526
China Resources Power Holdings	20,000	27,304
China Shenhua Energy, Cl H	11,000	21,563
Dongfeng Motor Group, Cl H	32,000	28,767
Huaneng Power International, Cl H	56,000	21,926
Kunlun Energy	24,000	22,132
Lenovo Group	12,000	13,802
PICC Property & Casualty, Cl H	42,000	36,784
Sinopharm Group, Cl H	4,400	13,091
Tianneng Power International	6,000	10,494
WH Group	22,000	19,778

		243,812

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
	Shares	Value

POLAND — 5.3%
Powszechna Kasa Oszczednosci Bank Polski *	1,693	$16,797
Powszechny Zaklad Ubezpieczen	3,631	34,948

		51,745

SOUTH AFRICA — 6.1%
Absa Group *	1,440	13,686
Naspers, Cl N	88	18,476
Sanlam	4,399	18,905
Standard Bank Group	1,005	8,981

		60,048

TAIWAN — 2.1%
FLEXium Interconnect	2,000	9,690
Zhen Ding Technology Holding	3,000	11,306

		20,996

THAILAND — 0.7%
CP ALL	3,500	6,552

TURKEY — 2.0%
Turkiye Garanti Bankasi	21,168	20,179

UNITED KINGDOM — 12.5%
Gazprom PJSC ADR	1,359	10,358
Hon Hai Precision Industry GDR	3,645	29,415
LUKOIL PJSC ADR	212	19,636
Samsung Electronics GDR	25	44,588
State Bank of India GDR	337	18,838

		122,835

UNITED STATES — 32.6%

COMMUNICATION SERVICES — 6.2%
Momo ADR *	1,386	21,220
SK Telecom ADR	609	19,129
Weibo ADR *	396	20,837

		61,186

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
	Shares	Value

CONSUMER DISCRETIONARY — 7.6%
Alibaba Group Holding ADR *	204	$46,263
Melco Resorts & Entertainment ADR *	1,719	28,484

		74,747

ENERGY — 4.1%
Petroleo Brasileiro ADR	3,326	40,677

FINANCIALS — 7.5%
Credicorp *	104	12,596
Itau Unibanco Holding ADR	5,635	33,866
KB Financial Group ADR	187	9,219
Shinhan Financial Group ADR	515	18,463

		74,144

INFORMATION TECHNOLOGY — 2.4%
Cognizant Technology Solutions, Cl A	207	14,337
Kulicke & Soffa Industries	150	9,180

		23,517

MATERIALS — 3.4%
POSCO ADR	441	33,855

UTILITIES — 1.4%
Korea Electric Power ADR	1,269	13,705

		321,831

TOTAL COMMON STOCK (Cost $957,461)		933,910

EXCHANGE TRADED FUND — 3.0%
UNITED STATES — 3.0%
iShares MSCI South Korea ETF	320	29,818

TOTAL EXCHANGE TRADED FUND (Cost $29,680)		29,818

TOTAL INVESTMENTS— 97.7% (Cost $987,141)		$963,728

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND
JUNE 30, 2021 (UNAUDITED)

Percentages are based on Net Assets of $986,172.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2021 (UNAUDITED)

SECTOR WEIGHTINGS †

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%
	Shares	Value
AUSTRALIA — 1.0%
QBE Insurance Group	1,160	$9,387

CANADA — 3.6%
Canadian Natural Resources	670	24,323
Nutrien	159	9,634

		33,957

FINLAND — 1.0%
Nokia *	1,844	9,873

FRANCE — 16.9%
Accor *	358	13,367
Airbus *	296	38,060
Atos	457	27,799
AXA	717	18,181
Publicis Groupe	144	9,210
Safran	65	9,012
Societe Generale	615	18,129
Thales	97	9,896
Vinci	174	18,567

		162,221

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
	Shares	Value

GERMANY — 3.0%
Fresenius & KGaA	373	$19,458
MTU Aero Engines	38	9,413

		28,871

HONG KONG — 3.0%
China Shenhua Energy, Cl H	4,500	8,821
CK Asset Holdings	1,500	10,355
WH Group	11,000	9,889

		29,065

INDONESIA — 1.0%
Bank Mandiri Persero	22,400	9,114

ITALY — 3.3%
Leonardo *	1,129	9,119
UniCredit	1,942	22,912

		32,031

JAPAN — 11.6%
Daito Trust Construction	100	10,936
Daiwa Securities Group	1,700	9,336
ITOCHU	700	20,163
Mitsubishi Electric	1,900	27,578
Nomura Holdings	1,800	9,200
Seven & i Holdings	200	9,536
Subaru	1,000	19,726
Taiheiyo Cement	200	4,387

		110,862

NETHERLANDS — 2.7%
ABN AMRO Bank *	1,093	13,209
Aegon	3,126	12,970

		26,179

SPAIN — 1.0%
Banco Bilbao Vizcaya Argentaria *	1,560	9,671

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS
	Shares	Value

SWITZERLAND — 7.6%
Adecco Group	143	$9,715
ams *	992	19,899
Credit Suisse Group	904	9,469
Holcim	245	14,696
UBS Group	1,216	18,610

		72,389

UNITED KINGDOM — 20.5%
Abrdn	3,868	14,500
BAE Systems	1,331	9,611
Compass Group *	1,308	27,538
Direct Line Insurance Group	2,371	9,347
easyJet *	699	8,652
Glencore *	2,119	9,071
HSBC Holdings *	3,129	18,062
Imperial Brands	437	9,412
Lloyds Banking Group	14,133	9,128
Natwest Group	6,743	18,954
Pearson	851	9,771
Samsung Electronics GDR	19	33,886
Taylor Wimpey	4,040	8,883
Whitbread *	218	9,415

		196,230

UNITED STATES — 22.6%
AerCap Holdings *	511	26,168
Alibaba Group Holding ADR *	182	41,274
Capri Holdings *	550	31,455
Melco Resorts & Entertainment ADR *	860	14,250
Petroleo Brasileiro ADR	1,770	21,647
POSCO ADR	441	33,855
RenaissanceRe Holdings	65	9,673
Shinhan Financial Group ADR	258	9,250
SK Telecom ADR	305	9,580
TechnipFMC *	1,011	9,150
Weibo ADR *	198	10,419

		216,721

TOTAL COMMON STOCK (Cost $989,896)		946,571

TOTAL INVESTMENTS— 98.7% (Cost $989,896)		$946,571

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND
JUNE 30, 2021 (UNAUDITED)

Percentages are based on Net Assets of $958,475.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of June 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Assets:
Investments, at Value (Cost $987,141 and $989,896)	$963,728	$946,571
Cash	5,069	20,397
Dividend and Interest Receivable	8,302	2,060
Reclaim Receivable	–	51
Receivable for Investment Securities Sold	18,776	11,068
Reimbursement/Receivable due from Investment Adviser	18,133	18,178
Other Prepaid Expenses	994	994

Total Assets	1,015,002	999,319

Liabilities:
Payable to Investment Adviser	513	437
Payable to Administrator	5,753	5,753
Chief Compliance Officer Fees Payable	336	336
Audit Fees Payable	2,885	2,885
Payable to Trustees	952	952
Payable for Investment Securities Purchased	10,045	22,126
Other Accrued Expenses and Other Payables	2,241	2,250
Legal Fees Payable	1,466	1,466
Accrued Amortization of Offering Costs	2,795	2,795
Transfer Agency Fee	1,844	1,844

Total Liabilities	28,830	40,844

Net Assets	$986,172	$958,475

Net Assets Consist of:
Paid-in Capital	$1,000,058	$1,000,058
Total Accumulated Losses	(13,886)	(41,583)

Net Assets	$986,172	$958,475

Institutional Shares:
Net Assets	$986,172	$958,475
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	100,006	100,006
Net Asset Value, Offering and Redemption Price Per Share	$9.86	$9.58

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
FOR THE PERIOD ENDED
JUNE 30, 2021 (UNAUDITED)

STATEMENTS OF OPERATIONS

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Investment Income:
Dividends	$9,489	$2,433
Less: Foreign Taxes Withheld	(680)	(287)

Total Investment Income	8,809	2,146

Expenses:
Administration Fees	5,753	5,753
Trustees’ Fees	952	952
Investment Advisory Fees	513	437
Chief Compliance Officer Fees	336	336
Audit Fees	2,885	2,885
Offering Costs	2,795	2,795
Transfer Agent Fees	1,844	1,844
Legal Fees	1,466	1,466
Printing Fees	635	635
Pricing Fees	231	238
Custodian Fees	188	188
Registration and Filing Fees	16	16
Other Expenses	1,177	1,178

Total Expenses	18,791	18,723

Less:
Waiver of Investment Advisory Fees	(513)	(437)
Waiver - Reimbursement from Adviser	(17,620)	(17,741)

Net Expenses	658	545

Net Investment Income	8,151	1,601

Net Realized Gain (Loss) on:
Investments	1,273	(133)
Foreign Currency Transactions	100	258

Net Realized Gain	1,373	125

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(23,413)	(43,325)
Foreign Currency Translation	3	16

Net Change in Unrealized Depreciation	(23,410)	(43,309)

Net Realized and Unrealized Loss	(22,037)	(43,184)

Net Decrease in Net Assets Resulting from Operations	$(13,886)	$(41,583)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended June 30, 2021* (Unaudited)
Operations:
Net Investment Income	$8,151
Net Realized Gain on Investments, and Foreign Currency Transactions	1,373
Net Change in Unrealized Depreciation on Investments, and Foreign Currency Transactions	(23,410)

Net Decrease in Net Assets Resulting From Operations	(13,886)

Capital Share Transactions:
Institutional Shares
Issued	1,000,058

Net Institutional Shares Transactions	1,000,058

Net Increase in Net Assets From Capital Share Transactions	1,000,058

Total Increase in Net Assets	986,172

Net Assets:
Beginning of Period	–

End of Period	$986,172

Shares Transactions:
Institutional Shares
Issued	100,006

Total Institutional Shares Transactions	100,006

Net Increase in Shares Outstanding From Share Transactions	100,006

* Commenced operations on June 3, 2021.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended June 30, 2021* (Unaudited)
Operations:
Net Investment Income	$1,601
Net Realized Gain on Investments, and Foreign Currency Transactions	125
Net Change in Unrealized Depreciation on Investments, and Foreign Currency Transactions	(43,309)

Net Decrease in Net Assets Resulting From Operations	(41,583)

Capital Share Transactions:
Institutional Shares
Issued	1,000,058

Net Institutional Shares Transactions	1,000,058

Net Increase in Net Assets From Capital Share Transactions	1,000,058

Total Increase in Net Assets	958,475

Net Assets:
Beginning of Period	–

End of Period	$958,475

Shares Transactions:
Institutional Shares
Issued	100,006

Total Institutional Shares Transactions	100,006

Net Increase in Shares Outstanding From Share Transactions	100,006

* Commenced operations on June 3, 2021.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period Ended June 30, 2021(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.08
Net Realized and Unrealized Loss	(0.22)

Total from Investment Operations	(0.14)

Net Asset Value, End of Period	$9.86

Total Return†	(1.40)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$986
Ratio of Net Expenses to Average Net Assets (1)	0.90%††
Ratio of Gross Expenses to Average Net Assets	25.66%††
Ratio of Net Investment Income to Average Net Assets	11.13%††
Portfolio Turnover Rate‡	4%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL
VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period Ended June 30, 2021(1)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.02
Net Realized and Unrealized Loss	(0.44)

Total from Investment Operations	(0.42)

Net Asset Value, End of Period	$9.58

Total Return†	(4.20)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$958
Ratio of Net Expenses to Average Net Assets (1)	0.75%††
Ratio of Gross Expenses to Average Net Assets	25.72%††
Ratio of Net Investment Income to Average Net Assets	2.20%††
Portfolio Turnover Rate‡	1%

*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the ARGA Funds (the “Funds”). The investment objective of each of the ARGA Emerging Markets Value Fund (the “Emerging Markets Value Fund”) and the ARGA International Value Fund (the “International Value Fund”) is to seek to provide long-term capital appreciation. Each of the Emerging Markets Value Fund and the International Value Fund (collectively, the “Funds”) is classified as a non-diversified investment company. ARGA Investment Management, LP (the “Adviser”) serves as each Fund’s investment adviser. Each Fund offers two classes of shares to investors, Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class. Investor Shares of the Funds are currently not available for purchase.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2021, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Redemption Fees — A redemption fee of 2.00% of the value of the shares sold will be imposed on shares redeemed within 60 days or less after their date of purchase.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

4. Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended June 30, 2021, ARGA Emerging Markets Value Fund and ARGA International Value Fund each paid $5,753 and $5,753 for these services, respectively.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the period ended June 30, 2021, the ARGA Emerging Markets Value Fund and ARGA International Value Fund each paid $188 and $188 for these services, respectively.

Atlantic Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the period ended June 30, 2021, the ARGA Emerging Markets Value Fund and ARGA International Value Fund each paid $1,844 and $1,844 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the ARGA Emerging Markets Value Fund and ARGA International Value Fund at a fee calculated at an annual rate of 0.70% and 0.60%, respectively of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, shareholder servicing fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares and Institutional Shares from exceeding certain levels as set forth below until April 30, 2022.

Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations Institutional Shares
ARGA Emerging Markets Value Fund	0.90%
ARGA International Value Fund	0.75%

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2022.

6. Investment Transactions:

For the period ended June 30, 2021, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
ARGA Emerging Markets Value Fund	$1,020,920	$35,053
ARGA International Value Fund	995,087	5,057

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at June 30, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
ARGA Emerging Markets Value Fund	$987,141	$18,897	$(42,310)	$(23,413)
ARGA International Value Fund	989,896	7,538	(50,864)	(43,326)

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

8. Concentration of Shareholders:

At June 30, 2021, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
ARGA Emerging Markets Value Fund, Institutional Shares	1	99.99%
ARGA International Value Fund, Institutional Shares	1	99.99%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

New Fund Risk — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments, other than those listed below, were required to the financial statements as of June 30, 2021.

There were significant contributions in the Emerging Markets Value Fund on the following dates:

July 15, 2021:	$20,000,000
July 30, 2021:	5,000,000

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Annualized Expense Ratios	Expenses Paid During Period*
ARGA Emerging Markets Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$986.00	0.90%	$0.69	**

Hypothetical 5% Return	1,000.00	1,020.33	0.90	4.21
ARGA International Value Fund – Institutional Shares
Actual Fund Return	$1,000.00	$958.00	0.75%	$0.56	**

Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

*   Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

** Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 28/365 (to reflect the period since inception).

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held via videoconference on December 9, 2020 to decide whether to approve the Agreement for an initial two-year term (the “December Meeting”). The December Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the December Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the December Meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the December Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

At the December Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS
JUNE 30, 2021

concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into an expense limitation and fee waiver arrangement with the Funds.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

ARGA Funds

P.O. Box 588

Portland, ME 04112

1- 866-234-2742

Investment Adviser:

ARGA Investment Management, LP

1010 Washington Blvd, 6th Floor

Stamford, CT 06901

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ARG-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: September 8, 2021